Employee Benefits - Change in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 36,198	$ 34,612
Expected return on plan assets	1,258	1,171	$ 1,214
Actual return on plan assets	(7,305)	1,176
Employer contributions	70	91
Plan participants' contributions	19	23
Benefits paid	(514)	(489)
Foreign currency exchange rate changes	(3,676)	(386)
Fair value of plan assets at end of year	26,050	36,198	34,612
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,964	7,601
Expected return on plan assets	29	15
Actual return on plan assets	(987)	(238)
Scheme contributions	114	128
Plan participants' contributions	82	95
Benefits paid and transferred balances	182	(76)
Settlement	(218)	(483)
Foreign currency exchange rate changes	(121)	(230)
Fair value of plan assets at end of year	5,681	6,964	7,601
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	3,017	2,849
Expected return on plan assets	29	15
Actual return on plan assets	87	0
Employer contributions	325	135
Plan participants' contributions	2,396	135
Benefits paid	(946)	(113)
Settlement	(844)	0
Foreign currency exchange rate changes	(5)	(4)
Fair value of plan assets at end of year	$ 4,059	$ 3,017	$ 2,849